Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock option activity is as follows:

	Outstanding stock options

		Weighted
	Number of	average exercise
	shares	price
Balance at December 31, 2012	946,281	$3.07
Options granted	354,027	4.29
Options exercised	(3,761)	2.81
Options forfeited	(8,610)	5.53
Options cancelled	(23,592)	11.25
Balance at December 31, 2013	1,264,345	3.25

Options exercisable at December 31, 2013	915,627	2.84

Schedule of Share-based Compensation, Activity [Table Text Block]
The following table summarizes information about stock options outstanding and exercisable at December 31, 2013:

Options outstanding				Options exercisable
	Weighted				Weighted
	average				average
	remaining	Weighted			remaining	Weighted
	contractual	average			contractual	average
Number	life	exercise	Aggregate intrinsic	Number	life	exercise	Aggregate
outstanding	(Years)	price	value	exerciseable	(Years)	price	intrinsic value

1,264,345	7.65	$3.25	$6,330,494	915,627	7.15	$2.84	$4,960,933

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
A summary of restricted common stock activity is as follows:

Number of unvested
restricted shares

Balance at December 31, 2012	99,869
Granted	12,000
Vested	(7,763)
Cancelled	(322)
Balance at December 31, 2013	103,784

A summary of restricted stock unit activity is as follows:

Restricted
Stock Units

Balance at December 31, 2012	-
Granted	15,000
Vested	-
Cancelled	-
Balance at December 31, 2013	15,000